UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2013

Item 1:      Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 98.92%

COMMON STOCKS 4.26%

Agency/Government Related 0.01%

Fannie Mae*	818	$560,460

Auto Parts & Equipment 0.26%

Cooper-Standard Holdings, Inc.*	542	22,538,880

Banking 0.23%

Fifth Third Bancorp	350	5,708,500
Huntington Bancshares, Inc.	700	5,173,000
Regions Financial Corp.	600	4,914,000
SunTrust Banks, Inc.	150	4,321,500

Total		20,117,000

Chemicals 0.30%

Axiall Corp.	150	9,324,000
Monsanto Co.	160	16,900,800

Total		26,224,800

Computer Hardware 0.11%

Apple, Inc.	15	6,639,450
NVIDIA Corp.	220	2,820,400

Total		9,459,850

Consumer Products 0.14%

Estee Lauder Cos., Inc. (The) Class A	185	11,845,550

Diversified Capital Goods 0.11%

Emerson Electric Co.	175	9,777,250

Electronics 0.06%

Broadcom Corp. Class A	150	5,200,500

Energy: Exploration & Production 0.58%

Concho Resources, Inc.*	175	17,050,250
Kodiak Oil & Gas Corp.*	500	4,545,000
SM Energy Co.	135	7,994,700
Whiting Petroleum Corp.*	400	20,336,000

Total		49,925,950

Food: Wholesale 0.08%

Boulder Brands, Inc.*	310	2,783,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Shares (000)	Fair Value

Food: Wholesale (continued)

Hain Celestial Group, Inc. (The)*	65	$3,970,200

Total		6,754,000

Forestry/Paper 0.06%

Boise Cascade Co.*	100	3,394,000
Weyerhaeuser Co.	50	1,569,000

Total		4,963,000

Health Services 0.09%

Team Health Holdings, Inc.*	220	8,003,600

Integrated Energy 0.10%

ConocoPhillips	150	9,015,000

Investments & Miscellaneous Financial Services 0.23%

Artisan Partners Asset Management, Inc.*	29	1,160,501
SPDR S&P MidCap 400 ETF Trust	88	18,455,360

Total		19,615,861

Life Insurance 0.12%

MetLife, Inc.	282	10,733,806

Machinery 0.16%

Chart Industries, Inc.*	150	12,001,500
Rexnord Corp.*	100	2,123,000

Total		14,124,500

Oil Field Equipment & Services 0.06%

National Oilwell Varco, Inc.	75	5,306,250

Packaging 0.13%

Rock-Tenn Co. Class A	125	11,598,750

Pharmaceuticals 0.35%

Amarin Corp. plc ADR*	400	2,964,000
BioMarin Pharmaceutical, Inc.*	200	12,452,000
Eli Lilly & Co.	150	8,518,500
Onyx Pharmaceuticals, Inc.*	75	6,664,500

Total		30,599,000

Printing & Publishing 0.06%

Tribune Co.*	92	5,251,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Shares (000)	Fair Value

Real Estate Investment Trusts 0.18%

Camden Property Trust	135	$9,271,800
Post Properties, Inc.	125	5,887,500

Total		15,159,300

Software/Services 0.36%

ExactTarget, Inc.*	65	1,512,550
Facebook, Inc. Class A*	200	5,116,000
Fortinet, Inc.*	300	7,104,000
Informatica Corp.*	300	10,341,000
Monster Worldwide, Inc.*	300	1,521,000
VMware, Inc. Class A*	75	5,916,000

Total		31,510,550

Specialty Retail 0.10%

Home Depot, Inc. (The)	125	8,722,500

Telecommunications Equipment 0.30%

Aruba Networks, Inc.*	500	12,370,000
Palo Alto Networks, Inc.*	240	13,584,000

Total		25,954,000

Telecommunications: Wireless 0.08%

QUALCOMM, Inc.	100	6,695,000

Total Common Stocks (cost $350,512,988)		369,656,364

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 6.35%

Apparel/Textiles 0.12%

Iconix Brand Group, Inc.†	1.50%	3/15/2018		$10,000	10,800,000

Auto Loans 0.21%

Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	14,000	18,529,153

Auto Parts & Equipment 0.20%

Meritor, Inc.	4.00%	2/15/2027		$8,250	6,605,156
Meritor, Inc.†	7.875%	3/1/2026		10,500	10,703,438

Total					17,308,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automakers 0.15%

Ford Motor Co.	4.25%	11/15/2016	$8,000	$12,860,000

Computer Hardware 0.52%

Intel Corp.	2.95%	12/15/2035	10,000	10,637,500
Microchip Technology, Inc.	2.125%	12/15/2037	1,800	2,565,000
Micron Technology, Inc.†	2.375%	5/1/2032	12,000	14,887,500
NetApp, Inc.	1.75%	6/1/2013	6,500	7,105,312
SanDisk Corp.	1.50%	8/15/2017	7,500	9,703,125

Total				44,898,437

Electronics 0.20%

Intel Corp.	3.25%	8/1/2039	4,900	5,907,587
ON Semiconductor Corp.	2.625%	12/15/2026	9,800	11,153,625

Total				17,061,212

Energy: Exploration & Production 0.17%

Chesapeake Energy Corp.	2.50%	5/15/2037	15,000	14,446,875

Health Services 0.25%

Brookdale Senior Living, Inc.	2.75%	6/15/2018	10,000	12,118,750
Theravance, Inc.	3.00%	1/15/2015	8,000	9,500,000

Total				21,618,750

Hotels 0.32%

Host Hotels & Resorts LP†	2.50%	10/15/2029	20,000	27,925,000

Integrated Energy 0.12%

SunPower Corp.	4.50%	3/15/2015	10,000	10,068,750

Investments & Miscellaneous Financial Services 0.14%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	10,000	12,450,000

Machinery 0.26%

Altra Holdings, Inc.	2.75%	3/1/2031	8,750	10,450,781
Chart Industries, Inc.	2.00%	8/1/2018	9,000	12,228,750

Total				22,679,531

Managed Care 0.10%

WellPoint, Inc.†	2.75%	10/15/2042	7,500	8,231,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Services 0.10%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	$7,000	$8,303,750

Medical Products 0.05%

Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	4,000	4,200,000

Metals/Mining (Excluding Steel) 0.26%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	7,225	6,990,187
Newmont Mining Corp.	1.25%	7/15/2014	8,000	8,985,000
Newmont Mining Corp.	1.625%	7/15/2017	5,500	6,761,563

Total				22,736,750

Monoline Insurance 0.03%

MGIC Investment Corp.	2.00%	4/1/2020	2,880	2,941,200

Oil Field Equipment & Services 0.24%

Hornbeck Offshore Services, Inc.†	1.50%	9/1/2019	17,500	20,442,188

Pharmaceuticals 0.94%

Auxilium Pharmaceuticals, Inc.	1.50%	7/15/2018	1,900	1,928,500
Gilead Sciences, Inc.	0.625%	5/1/2013	16,000	41,100,080
Medivation, Inc.	2.625%	4/1/2017	21,500	26,552,500
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	10,000	12,018,750

Total				81,599,830

Real Estate Investment Trusts 0.04%

Boston Properties LP	3.75%	5/15/2036	3,500	3,615,938

Software/Services 1.47%

Alliance Data Systems Corp.	1.75%	8/1/2013	10,000	20,562,500
EMC Corp.	1.75%	12/1/2013	14,000	20,903,820
Nuance Communications, Inc.	2.75%	8/15/2027	9,900	12,071,812
Nuance Communications, Inc.	2.75%	11/1/2031	9,300	9,654,563
Salesforce.com, Inc.	0.75%	1/15/2015	7,500	15,815,625
Symantec Corp.	1.00%	6/15/2013	5,000	6,456,250
TIBCO Software, Inc.†	2.25%	5/1/2032	20,000	19,462,500
Xilinx, Inc.	2.625%	6/15/2017	15,500	22,058,437

Total				126,985,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Support: Services 0.22%

priceline.com, Inc.	1.00%	3/15/2018	$12,325	$13,642,235
priceline.com, Inc.†	1.25%	3/15/2015	2,358	5,370,930

Total				19,013,165

Telecommunications Equipment 0.18%

Nortel Networks Corp. (Canada)(b)(c)	2.125%	4/15/2014	15,800	15,642,000

Telecommunications: Wireless 0.06%

Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	5,000	5,593,750

Total Convertible Bonds (cost $496,621,936)				549,951,630

	Dividend Rate		Shares (000)

CONVERTIBLE PREFERRED STOCKS 2.63%

Aerospace/Defense 0.24%

United Technologies Corp.	7.50%		350	20,947,500

Auto Parts & Equipment 0.04%

Cooper-Standard Holdings, Inc. PIK	7.00%		22	3,924,444

Automakers 0.15%

General Motors Co.	4.75%		300	12,882,000

Banking 0.42%

Bank of America Corp.	7.25%		30	36,544,800

Electric: Integrated 0.34%

NextEra Energy, Inc.	5.889%		200	10,910,000
PPL Corp.	8.75%		335	18,676,250

Total				29,586,250

Energy: Exploration & Production 0.16%

Apache Corp.	6.00%		300	13,362,000
Whiting Petroleum Corp.	6.25%		2	471,339

Total				13,833,339

Food: Wholesale 0.22%

Bunge Ltd.	4.875%		180	18,967,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Dividend Rate	Shares (000)	Fair Value

Investments & Miscellaneous Financial Services 0.34%

AMG Capital Trust I	5.10%	480	$29,460,000

Life Insurance 0.23%

MetLife, Inc.	5.00%	400	19,760,000

Metals/Mining (Excluding Steel) 0.19%

Cliffs Natural Resources, Inc.	7.00%	866	16,162,451

Railroads 0.18%

Genesee & Wyoming, Inc.	5.00%	120	15,516,000

Real Estate Investment Trusts 0.04%

Alexandria Real Estate Equities, Inc.	7.00%	120	3,300,000

Steel Producers/Products 0.08%

ArcelorMittal (Luxembourg)(b)	6.00%	335	7,018,250

Total Convertible Preferred Stocks (cost $206,750,297)			227,902,534

	Interest Rate	Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(d) 2.95%

Department Stores 0.11%

Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.00%	5/16/2018	$10,000	10,047,500

Diversified Capital Goods 0.07%

Air Distribution Technologies, Inc. 1st Lien Term Loan	5.00%	11/9/2018	3,990	4,054,837
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/1/2020	1,750	1,802,500

Total				5,857,337

Electric: Generation 0.09%

Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.702% - 4.792%	10/10/2017	11,124	7,926,091

Electric: Integrated 0.08%

Essential Power LLC Term Loan B(e)	5.50%	8/8/2019	6,717	6,843,160

Electronics 0.06%

Freescale Semiconductor, Inc. Term Loan B4	5.00%	3/2/2020	5,050	5,089,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food & Drug Retailers 0.19%

Albertson’s LLC Term Loan	5.75%	2/25/2016	$7,250	$7,382,704
Rite Aid Corp. 2nd Lien Term Loan	5.75%	8/21/2020	8,700	9,033,497

Total				16,416,201

Food/Tobacco 0.14%

Smart Balance, Inc. New Term Loan	7.00%	7/2/2018	11,640	11,829,150

Food: Wholesale 0.43%

Diamond Foods, Inc. Revolver(e)	6.75%	2/25/2015	3,142	3,032,278
Diamond Foods, Inc. Term Loan(e)	6.75%	2/25/2015	4,063	3,981,908
H.J. Heinz Co. 2nd Lien Bridge Term Loan	0.375%	2/14/2014	23,500	23,500,000
Hostess Brands, Inc. Term Loan	6.75%	3/6/2020	6,450	6,595,125

Total				37,109,311

Gaming 0.11%

Harrah’s Las Vegas Propco, LLC Senior Loan	3.70%	2/13/2014	10,000	9,440,000

Health Facilities 0.12%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	3,400	3,485,000
Drumm Investors LLC Term Loan	5.00%	5/4/2018	6,859	6,649,102

Total				10,134,102

Health Services 0.11%

CHG Buyer Corp. 1st Lien Term Loan	5.00%	11/22/2019	9,870	10,011,614

Investments & Miscellaneous Financial Services 0.37%

Nuveen Investments, Inc. 2nd Lien Term Loan	8.25%	2/28/2019	6,900	7,124,250
Nuveen Investments, Inc. Term Loan	5.204%	5/13/2017	24,956	25,439,413

Total				32,563,663

Media: Broadcast 0.25%

Clear Channel Communications, Inc. Tranche B
Term Loan	3.854%	1/29/2016	12,989	11,543,595
NEP Supershooters LP 2nd Lien Term Loan	9.50%	8/18/2020	1,629	1,689,643
Univision Communications, Inc. Extended Term Loan	4.454%	3/31/2017	8,124	8,181,989

Total				21,415,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media: Cable 0.16%

Virgin Media Investment Holdings Term Loan B (United Kingdom)(b)	3.50%	2/17/2020		$8,500	$8,468,125
WaveDivision Holdings, LLC Term Loan B	4.00%	10/15/2019		5,237	5,295,790

Total					13,763,915

Media: Services 0.26%

Affinion Group, Inc. Term Loan B	6.50%	7/16/2015		15,475	15,155,579
Digital Generation, Inc. Initial Term Loan	7.25%	7/26/2018		7,465	7,394,965

Total					22,550,544

Metals/Mining (Excluding Steel) 0.04%

Noranda Aluminum Acquisition Corp. Term Loan B	5.75%	2/24/2019		3,564	3,624,143

Real Estate Development & Management 0.15%

Realogy Corp. Extended Letter of Credit	4.459%	10/10/2016		786	787,726
Realogy Corp. New Term Loan	4.50%	3/5/2020		12,000	12,183,756

Total					12,971,482

Software/Services 0.21%

SRA International, Inc. Term Loan B	6.50%	7/20/2018		13,248	13,248,352
Syniverse Holdings, Inc. Term Loan	5.00%	4/23/2019		4,963	5,001,272

Total					18,249,624

Total Floating Rate Loans (cost $246,792,357)					255,842,520

FOREIGN BONDS(a) 0.49%

Luxembourg 0.13%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	6,900	7,786,032
Mobile Challenger Intermediate Group SA PIK†	8.75%	3/15/2019	CHF	3,200	3,415,165

Total					11,201,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value

Netherlands 0.11%

Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019		EUR	5,200	$7,128,219
Refresco Group BV†	7.375%	5/15/2018		EUR	2,000	2,704,705

Total						9,832,924

United Kingdom 0.25%

R&R Ice Cream plc†	8.375%	11/15/2017		EUR	10,400	14,497,732
Old Mutual plc	6.376%	—	(f)	GBP	5,258	7,290,845

Total						21,788,577

Total Foreign Bonds (cost $43,270,548)						42,822,698

FOREIGN GOVERNMENT OBLIGATIONS 0.23%

Bermuda 0.11%

Bermuda Government†	4.138%	1/3/2023			$9,450	9,942,439

Canada 0.12%

Government of Canada(a)	2.75%	9/1/2016		CAD	10,000	10,362,357

Total Foreign Government Obligations (cost $20,023,252)						20,304,796

HIGH YIELD CORPORATE BONDS 81.12%

Aerospace/Defense 1.78%

B/E Aerospace, Inc.	5.25%	4/1/2022			$40,000	41,450,000
Bombardier, Inc. (Canada)†(b)	6.125%	1/15/2023			10,100	10,529,250
Esterline Technologies Corp.	7.00%	8/1/2020			9,100	10,089,625
GenCorp, Inc.†	7.125%	3/15/2021			12,635	13,393,100
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021			15,000	16,387,500
Mantech International Corp.	7.25%	4/15/2018			17,000	18,105,000
Spirit Aerosystems, Inc.	6.75%	12/15/2020			21,300	22,844,250
Triumph Group, Inc.†	4.875%	4/1/2021			11,700	11,846,250
Triumph Group, Inc.	8.00%	11/15/2017			8,770	9,449,675

Total						154,094,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Airlines 0.11%

American Airlines, Inc.†	5.625%	1/15/2021		$1,950	$1,974,375
United Airlines, Inc.	6.636%	7/2/2022		6,896	7,490,897

Total					9,465,272

Apparel/Textiles 0.51%

Hanesbrands, Inc.	6.375%	12/15/2020		10,000	10,937,500
Levi Strauss & Co.	6.875%	5/1/2022		5,000	5,500,000
Levi Strauss & Co.	7.625%	5/15/2020		8,675	9,585,875
Perry Ellis International, Inc.	7.875%	4/1/2019		10,100	10,655,500
PVH Corp.	4.50%	12/15/2022		3,300	3,267,000
Wolverine World Wide, Inc.†	6.125%	10/15/2020		3,900	4,158,375

Total					44,104,250

Auto Loans 0.10%

Ford Motor Credit Co. LLC	5.875%	8/2/2021		7,300	8,364,705

Auto Parts & Equipment 1.00%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		10,000	10,950,000
Dana Holding Corp.	6.50%	2/15/2019		10,000	10,775,000
Delphi Corp.	5.00%	2/15/2023		10,500	11,156,250
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		14,500	14,427,500
Stanadyne Corp.	10.00%	8/15/2014		8,000	7,990,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		18,750	13,265,625
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,830,000
Tenneco, Inc.	6.875%	12/15/2020		7,500	8,278,125
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018		1,736	1,942,150

Total					86,614,650

Automakers 0.41%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		14,000	15,697,500
General Motors Co.(c)	8.375%	—	(f)	15,000	1,500
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		12,500	13,046,875
Oshkosh Corp.	8.50%	3/1/2020		6,000	6,750,000

Total					35,495,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Banking 2.65%

Ally Financial, Inc.	8.30%	2/12/2015		$15,500	$17,243,750
Astoria Depositor Corp.†	5.744%	5/1/2016		7,474	7,698,448
Bank of America Corp.	8.00%	—	(f)	15,000	16,934,355
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017		6,000	6,854,148
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	16,351,563
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		10,000	11,164,700
Huntington Bancshares, Inc.	7.00%	12/15/2020		5,050	6,317,277
JPMorgan Chase & Co.	7.90%	—	(f)	5,000	5,750,245
LBG Capital No.1 plc†(g)	8.00%	—	(f)	7,500	8,054,843
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		10,000	10,986,400
Morgan Stanley	6.25%	8/28/2017		10,000	11,649,250
Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		9,000	9,222,867
People’s United Financial, Inc.	3.65%	12/6/2022		15,550	15,881,308
Regions Bank	6.45%	6/26/2037		6,650	7,231,875
Regions Bank	7.50%	5/15/2018		9,942	12,228,660
Regions Financing Trust II	6.625%	5/15/2047		10,000	10,087,500
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.125%	12/15/2022		5,700	5,917,050
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	7.64%	—	(f)	17,570	15,813,000
SVB Financial Group	5.375%	9/15/2020		9,350	10,616,065
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,835,000
Wachovia Capital Trust III	5.57%	—	(f)	15,000	15,071,250
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250

Total					229,911,804

Brokerage 0.61%

Cantor Fitzgerald LP†	7.875%	10/15/2019		12,655	13,325,196
Lazard Group LLC	7.125%	5/15/2015		12,500	13,834,325
Raymond James Financial, Inc.	8.60%	8/15/2019		20,000	25,788,100

Total					52,947,621

Building & Construction 0.64%

Beazer Homes USA, Inc.†	7.25%	2/1/2023		1,550	1,588,750
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		5,779	5,374,470
KB Home	9.10%	9/15/2017		15,000	17,700,000
Lennar Corp.	4.75%	12/15/2017		5,500	5,788,750
Lennar Corp.	12.25%	6/1/2017		9,500	12,658,750
Odebrecht Finance Ltd.†	6.00%	4/5/2023		5,039	5,668,875
Ryland Group, Inc. (The)	5.375%	10/1/2022		6,090	6,242,250

Total					55,021,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials 0.82%

Griffon Corp.	7.125%	4/1/2018	$6,200	$6,727,000
HD Supply, Inc.	10.50%	1/15/2021	3,100	3,235,625
HD Supply, Inc.	11.50%	7/15/2020	7,750	9,203,125
Interline Brands, Inc. PIK†	10.00%	11/15/2018	2,675	2,975,937
Masco Corp.	7.125%	3/15/2020	12,000	14,028,636
Nortek, Inc.†	8.50%	4/15/2021	5,200	5,785,000
Owens Corning, Inc.	4.20%	12/15/2022	10,000	10,247,360
Owens Corning, Inc.	9.00%	6/15/2019	15,000	19,242,435

Total				71,445,118

Chemicals 2.34%

Agrium, Inc. (Canada)(b)	3.15%	10/1/2022	5,000	4,826,655
Airgas, Inc.	7.125%	10/1/2018	10,500	11,193,084
Ashland, Inc.†	4.75%	8/15/2022	11,200	11,396,000
Axiall Corp.†	4.875%	5/15/2023	14,000	14,297,500
Chemtura Corp.	7.875%	9/1/2018	17,900	19,421,500
Dow Chemical Co. (The)	8.55%	5/15/2019	10,000	13,458,570
Eagle Spinco, Inc.†	4.625%	2/15/2021	22,075	22,544,094
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	9,000	9,360,000
Huntsman International LLC	8.625%	3/15/2020	15,000	16,837,500
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	7,200	7,875,000
LyondellBasell Industries NV (Netherlands)(b)	6.00%	11/15/2021	2,000	2,380,000
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	9,900	11,060,280
NewMarket Corp.†	4.10%	12/15/2022	6,780	6,897,131
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	12,000	12,360,000
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	5,200	5,258,500
Phibro Animal Health Corp.†	9.25%	7/1/2018	16,300	17,604,000
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	15,500	15,945,625

Total				202,715,439

Computer Hardware 0.37%

Brocade Communications Systems, Inc.	6.875%	1/15/2020	12,500	13,750,000
NCR Corp.†	5.00%	7/15/2022	3,900	3,929,250
NetApp, Inc.	3.25%	12/15/2022	5,830	5,751,412
Seagate HDD Cayman	6.875%	5/1/2020	8,000	8,640,000

Total				32,070,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Consumer/Commercial/Lease Financing 2.54%

Air Lease Corp.	6.125%	4/1/2017		$15,000	$16,312,500
Aircastle Ltd.	6.25%	12/1/2019		7,775	8,533,063
CIT Group, Inc.	4.25%	8/15/2017		20,000	21,000,000
CIT Group, Inc.	5.00%	8/15/2022		25,000	26,818,750
Discover Bank	8.70%	11/18/2019		2,655	3,552,305
Discover Financial Services	3.85%	11/21/2022		8,545	8,812,937
General Electric Capital Corp.	7.125%	—	(f)	13,500	15,728,593
International Lease Finance Corp.	6.25%	5/15/2019		10,000	11,000,000
International Lease Finance Corp.	8.25%	12/15/2020		6,100	7,487,750
International Lease Finance Corp.	8.75%	3/15/2017		34,000	40,162,500
Nationstar Mortgage LLC/Nationstar Capital Corp.†	6.50%	7/1/2021		22,660	23,736,350
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020		8,000	8,880,000
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017		15,800	17,696,000
SLM Corp.	6.25%	1/25/2016		9,200	10,096,798

Total					219,817,546

Consumer Products 0.79%

Armored Autogroup, Inc.	9.25%	11/1/2018		9,400	8,436,500
Avon Products, Inc.	4.60%	3/15/2020		5,680	5,908,989
Avon Products, Inc.	5.00%	3/15/2023		3,900	4,009,493
Elizabeth Arden, Inc.	7.375%	3/15/2021		27,700	30,920,125
Prestige Brands, Inc.	8.125%	2/1/2020		3,500	3,968,125
Spectrum Brands Escrow Corp.†	6.375%	11/15/2020		11,350	12,215,437
Spectrum Brands Escrow Corp.†	6.625%	11/15/2022		2,850	3,099,375

Total					68,558,044

Department Stores 0.14%

Bon-Ton Department Stores, Inc. (The)	10.625%	7/15/2017		12,000	12,075,000

Diversified Capital Goods 2.08%

Actuant Corp.	5.625%	6/15/2022		8,320	8,673,600
Amsted Industries, Inc.†	8.125%	3/15/2018		15,000	16,200,000
Anixter, Inc.	5.625%	5/1/2019		11,300	12,062,750
Belden, Inc.†	5.50%	9/1/2022		15,000	15,450,000
Mueller Water Products, Inc.	7.375%	6/1/2017		10,800	11,164,500
Park-Ohio Industries, Inc.	8.125%	4/1/2021		11,400	12,454,500
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		30,000	33,037,500
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(b)	7.75%	12/15/2020		19,475	20,838,250
SPX Corp.	6.875%	9/1/2017		21,000	23,467,500
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019		6,175	6,391,125
Valmont Industries, Inc.	6.625%	4/20/2020		17,500	20,752,025

Total					180,491,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Generation 0.71%

DPL, Inc.	7.25%	10/15/2021	$15,725	$16,747,125
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	11.25%	12/1/2018	6,000	5,835,000
Mirant Americas Generation LLC	9.125%	5/1/2031	15,125	16,977,813
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,485	18,446,675
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	5,000	3,762,500

Total				61,769,113

Electric: Integrated 0.99%

AES Corp. (The)	8.00%	10/15/2017	12,500	14,765,625
Black Hills Corp.	5.875%	7/15/2020	8,000	9,304,448
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	24,963,014
National Fuel Gas Co.	4.90%	12/1/2021	5,700	6,363,280
National Fuel Gas Co.	6.50%	4/15/2018	20,000	24,012,860
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,531,150

Total				85,940,377

Electronics 1.16%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	15,000	13,875,000
CPI International, Inc.	8.00%	2/15/2018	15,500	16,197,500
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,702,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	8,134	9,049,075
Freescale Semiconductor, Inc.	10.75%	8/1/2020	20,000	22,800,000
Jabil Circuit, Inc.	4.70%	9/15/2022	10,000	10,012,500
KLA-Tencor Corp.	6.90%	5/1/2018	3,200	3,840,384
NXP BV LLC (Netherlands)†(b)	5.75%	3/15/2023	3,100	3,169,750
NXP BV LLC (Netherlands)†(b)	9.75%	8/1/2018	3,205	3,669,725
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	7,550	8,172,875

Total				100,488,809

Energy: Exploration & Production 7.85%

Antero Resources Finance Corp.	7.25%	8/1/2019	10,000	10,887,500
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†	7.75%	1/15/2021	18,700	17,987,062
Berry Petroleum Co.	6.375%	9/15/2022	6,300	6,725,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)

Berry Petroleum Co.	6.75%	11/1/2020	$21,000	$22,785,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	20,100	21,607,500
Chaparral Energy, Inc.	7.625%	11/15/2022	3,500	3,841,250
Chaparral Energy, Inc.†	7.625%	11/15/2022	10,350	11,255,625
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	22,067,500
Concho Resources, Inc.	5.50%	4/1/2023	20,200	21,058,500
Concho Resources, Inc.	7.00%	1/15/2021	10,700	11,823,500
Continental Resources, Inc.	7.375%	10/1/2020	5,600	6,342,000
Continental Resources, Inc.	8.25%	10/1/2019	19,175	21,428,062
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	18,650	20,095,375
Forest Oil Corp.	7.25%	6/15/2019	27,000	27,135,000
Halcon Resources Corp.†	8.875%	5/15/2021	14,200	15,371,500
Halcon Resources Corp.†	9.75%	7/15/2020	6,600	7,326,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	16,192,506
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	13,350	14,000,813
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	19,165	21,752,275
Laredo Petroleum, Inc.	7.375%	5/1/2022	7,000	7,700,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	19,400	20,176,000
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	18,500	19,933,750
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	4,100	4,284,500
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	18,750	20,062,500
Newfield Exploration Co.	5.625%	7/1/2024	21,500	22,252,500
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	8,212,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	20,000	21,800,000
OGX Austria GmbH (Brazil)†(b)	8.50%	6/1/2018	35,000	27,475,000
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	9,300	9,430,200
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	5,445	5,254,425
PDC Energy, Inc.†	7.75%	10/15/2022	17,800	18,957,000
Plains Exploration & Production Co.	6.50%	11/15/2020	20,200	22,422,000
Plains Exploration & Production Co.	6.875%	2/15/2023	6,200	7,052,500
QEP Resources, Inc.	6.80%	3/1/2020	10,000	11,125,000
QEP Resources, Inc.	6.875%	3/1/2021	8,000	9,140,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	8,500,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	12,000	11,865,000
Range Resources Corp.†	5.00%	3/15/2023	13,600	13,940,000
Range Resources Corp.	8.00%	5/15/2019	7,500	8,250,000
SM Energy Co.	6.50%	11/15/2021	10,000	10,975,000
SM Energy Co.	6.50%	1/1/2023	4,200	4,620,000
SM Energy Co.	6.625%	2/15/2019	18,700	20,149,250
Stone Energy Corp.	7.50%	11/15/2022	27,500	30,181,250
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	11,225,438
Whiting Petroleum Corp.	6.50%	10/1/2018	4,200	4,536,000
WPX Energy, Inc.	6.00%	1/15/2022	20,000	21,050,000

Total				680,252,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Environmental 0.23%

ADS Waste Holdings, Inc.†	8.25%	10/1/2020	$5,000	$5,412,500
Clean Harbors, Inc.	5.25%	8/1/2020	14,300	14,836,250

Total				20,248,750

Food & Drug Retailers 0.90%

American Stores Co.	7.10%	3/20/2028	1,575	1,909,687
Cencosud SA (Chile)†(b)	4.875%	1/20/2023	4,650	4,736,225
Rite Aid Corp.†	6.875%	12/15/2028	2,000	1,780,000
Rite Aid Corp.	7.70%	2/15/2027	27,000	26,325,000
Rite Aid Corp.	9.50%	6/15/2017	10,000	10,500,000
Rite Aid Corp.	10.25%	10/15/2019	10,000	11,575,000
Stater Bros Holdings, Inc.	7.375%	11/15/2018	5,000	5,368,750
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	14,000	15,435,000

Total				77,629,662

Food: Wholesale 1.88%

Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	4,796	5,299,580
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	5,725	5,982,625
Del Monte Corp.	7.625%	2/15/2019	18,000	18,765,000
Dole Food Co., Inc.	8.75%	7/15/2013	12,000	12,288,000
Hawk Acquisition Sub, Inc.†(h)	4.25%	10/15/2020	7,800	7,819,500
Ingredion, Inc.	4.625%	11/1/2020	8,000	8,924,528
Land O’Lakes, Inc.†	6.00%	11/15/2022	9,750	10,432,500
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	4,700	4,864,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	5,250	5,666,719
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	6,238	6,269,190
Post Holdings, Inc.	7.375%	2/15/2022	20,000	21,975,000
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	10,500	11,550,000
Smithfield Foods, Inc.	6.625%	8/15/2022	4,710	5,145,675
US Foods, Inc.†	8.50%	6/30/2019	16,000	17,060,000
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	18,250	19,668,152
Wells Enterprises, Inc.†	6.75%	2/1/2020	1,550	1,639,125

Total				163,350,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Forestry/Paper 0.63%

Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	$14,000	$14,700,000
Louisiana-Pacific Corp.	7.50%	6/1/2020	8,000	9,140,000
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	10,000	10,050,000
Rock-Tenn Co.	3.50%	3/1/2020	5,000	5,119,080
Rock-Tenn Co.	4.90%	3/1/2022	3,248	3,519,919
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	12,312,050

Total				54,841,049

Gaming 2.56%

Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.†	8.375%	2/15/2018	12,000	12,750,000
Boyd Gaming Corp.	7.125%	2/1/2016	8,000	8,090,000
Caesars Entertainment Operating Co., Inc.	8.50%	2/15/2020	8,700	8,618,438
CCM Merger, Inc.†	9.125%	5/1/2019	14,000	14,420,000
Chester Downs & Marina LLC†	9.25%	2/1/2020	10,000	9,600,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%	1/15/2017	7,968	8,844,635
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	11,600	12,934,000
Graton Economic Development Authority†	9.625%	9/1/2019	20,725	23,315,625
MCE Finance Ltd.†	5.00%	2/15/2021	18,000	18,225,000
MGM Resorts International	7.625%	1/15/2017	7,500	8,362,500
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	21,800,000
MTR Gaming Group, Inc. PIK	11.50%	8/1/2019	8,200	8,548,500
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	8,090,625
River Rock Entertainment Authority (The)	9.00%	11/1/2018	14,544	9,162,720
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	11,000	12,072,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,000	17,031,875
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	13,052	14,030,900
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	5,300	5,969,125

Total				221,866,443

Gas Distribution 2.96%

Chesapeake Midstream Partners LP/CHKM
Finance Corp.	6.125%	7/15/2022	5,000	5,387,500
El Paso Corp.	6.50%	9/15/2020	10,000	11,098,030
El Paso Corp.	7.00%	6/15/2017	12,000	13,784,724
El Paso Corp.	7.75%	1/15/2032	10,000	11,241,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gas Distribution (continued)

Energy Transfer Partners LP	5.20%	2/1/2022	$22,100	$24,856,047
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	12,000	12,450,000
Ferrellgas Partners LP	8.625%	6/15/2020	9,750	9,945,000
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	10,003,886
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	5,450	5,981,375
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	21,370,193
Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	3,650	3,814,250
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	15,000	16,674,255
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	4.50%	7/15/2023	5,500	5,390,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	7,750	8,156,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	3,153	3,413,123
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17,000	18,657,500
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	7.25%	2/15/2021	5,000	5,062,500
Northwest Pipeline GP	6.05%	6/15/2018	5,025	6,074,893
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	9,245,157
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	17,122,005
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	5,800	6,235,000
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	6,000	6,232,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	22,067	24,439,202

Total				256,635,585

Health Facilities 3.40%

Amsurg Corp.†	5.625%	11/30/2020	6,410	6,778,575
Capella Healthcare, Inc.	9.25%	7/1/2017	12,000	13,050,000
Community Health Systems, Inc.	8.00%	11/15/2019	50,000	55,625,000
DaVita, Inc.	5.75%	8/15/2022	21,500	22,440,625
Dignity Health	4.50%	11/1/2042	10,000	9,705,090
HCA Holdings, Inc.	6.25%	2/15/2021	7,800	8,336,250
HCA Holdings, Inc.	7.75%	5/15/2021	30,000	33,506,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Facilities (continued)

HCA, Inc.	6.50%	2/15/2020	$20,000	$22,612,500
HCA, Inc.	7.50%	2/15/2022	25,000	28,812,500
HCA, Inc.	7.69%	6/15/2025	1,045	1,120,762
HealthSouth Corp.	8.125%	2/15/2020	21,000	23,257,500
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	5,000	5,281,250
Kindred Healthcare, Inc.	8.25%	6/1/2019	10,000	9,975,000
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	6,900	7,641,750
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	8,641,250
Tenet Healthcare Corp.	9.25%	2/1/2015	5,000	5,650,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	32,062,500

Total				294,496,802

Health Services 0.38%

STHI Holding Corp.†	8.00%	3/15/2018	12,500	13,718,750
Truven Health Analytics, Inc.†	10.625%	6/1/2020	17,000	19,465,000

Total				33,183,750

Hotels 0.34%

Host Hotels & Resorts LP(h)	5.25%	3/15/2022	3,880	4,326,200
RHP Hotel Properties LP/RHP Finance Corp.†(h)	5.00%	4/15/2021	3,100	3,127,125
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	10,329,463
Wyndham Worldwide Corp.	3.90%	3/1/2023	11,800	11,862,269

Total				29,645,057

Household & Leisure Products 0.64%

American Standard Americas†	10.75%	1/15/2016	12,675	13,213,687
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	9,675	10,279,688
RSI Home Products, Inc.†	6.875%	3/1/2018	5,000	5,100,000
Serta Simmons Holdings LLC†	8.125%	10/1/2020	15,000	15,656,250
Whirlpool Corp.	8.60%	5/1/2014	10,000	10,810,170

Total				55,059,795

Insurance Brokerage 0.30%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	10,235	10,567,638
HUB International Ltd.†	8.125%	10/15/2018	14,500	15,333,750

Total				25,901,388

Integrated Energy 0.41%

Alta Wind Holdings LLC†	7.00%	6/30/2035	10,676	11,470,453
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	9,377	4,688,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Integrated Energy (continued)

LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	$9,000	$10,710,000
Rosneft Oil Co via Rosneft International Finance Ltd. (Ireland) †(b)	4.199%	3/6/2022	9,000	8,943,750

Total				35,812,745

Investments & Miscellaneous Financial Services 1.27%

FMR LLC†	5.35%	11/15/2021	14,800	17,048,031
KKR Group Finance Co.†	6.375%	9/29/2020	10,900	13,024,857
Legg Mason, Inc.	5.50%	5/21/2019	10,000	10,864,830
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	3,700	3,894,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	15,000	15,937,500
Nuveen Investments, Inc.†	9.125%	10/15/2017	27,000	28,012,500
Nuveen Investments, Inc.†	9.50%	10/15/2020	20,000	21,000,000

Total				109,781,968

Leisure 0.73%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.†	5.25%	3/15/2021	8,800	8,778,000
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	15,268	16,641,671
NCL Corp. Ltd.	9.50%	11/15/2018	7,036	7,985,860
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	8,850	9,004,875
Speedway Motorsports, Inc.	8.75%	6/1/2016	15,450	16,377,000
Viking Cruises Ltd.†	8.50%	10/15/2022	3,900	4,309,500

Total				63,096,906

Life Insurance 0.24%

MetLife Capital Trust X†	9.25%	4/8/2038	15,075	21,105,000

Machinery 1.14%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	10,500	11,353,125
Flowserve Corp.	3.50%	9/15/2022	3,880	3,930,723
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	11,750	12,366,875
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	25,000	28,375,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	16,500	18,315,000
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	11,725	12,179,344
Steelcase, Inc.	6.375%	2/15/2021	11,175	12,373,843

Total				98,893,910

Managed Care 0.19%

Centene Corp.	5.75%	6/1/2017	15,525	16,728,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media: Broadcast 0.76%

Allbritton Communications Co.	8.00%	5/15/2018		$5,000	$5,437,500
AMC Networks, Inc.	4.75%	12/15/2022		10,960	10,960,000
AMC Networks, Inc.	7.75%	7/15/2021		12,000	13,650,000
Clear Channel Communications, Inc.†	9.00%	12/15/2019		14,000	13,527,500
Clear Channel Communications, Inc.†	11.25%	3/1/2021		13,600	14,008,000
LIN Television Corp.	8.375%	4/15/2018		7,500	8,203,125

Total					65,786,125

Media: Cable 3.71%

Cablevision Systems Corp.	5.875%	9/15/2022		28,000	27,825,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021		8,100	8,089,875
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	9/1/2023		7,000	7,052,500
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020		17,500	19,643,750
CSC Holdings LLC	8.625%	2/15/2019		7,375	8,886,875
DISH DBS Corp.	4.625%	7/15/2017		22,350	23,299,875
DISH DBS Corp.†	5.00%	3/15/2023		15,600	15,424,500
DISH DBS Corp.	5.875%	7/15/2022		18,300	19,283,625
DISH DBS Corp.	6.75%	6/1/2021		16,650	18,564,750
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		5,750	6,411,250
Lynx I Corp.†	5.375%	4/15/2021		6,400	6,688,000
Lynx II Corp.†	6.375%	4/15/2023		14,250	14,998,125
Mediacom Broadband LLC/Mediacom Broadband Corp.†	6.375%	4/1/2023		26,925	28,069,312
Mediacom Communications Corp.	9.125%	8/15/2019		32,450	36,384,562
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018		8,550	8,998,875
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019		7,075	7,358,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	9/15/2022	EUR	6,000	7,678,953
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023		$11,625	12,002,813
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	7.50%	3/15/2019		4,450	4,889,438
UPCB Finance V Ltd.†	7.25%	11/15/2021		14,000	15,540,000
Virgin Media Finance plc (United Kingdom)(b)	5.25%	2/15/2022		7,500	7,659,375
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019		15,000	16,837,500

Total					321,586,953

Media: Services 0.85%

Affinion Group, Inc.	11.50%	10/15/2015		18,500	16,233,750
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		10,000	10,487,500
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020		16,300	16,707,500
Southern Graphics, Inc.†	8.375%	10/15/2020		14,250	14,820,000
WMG Acquisition Corp.†	6.00%	1/15/2021		4,300	4,525,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Services (continued)

WMG Acquisition Corp.	11.50%	10/1/2018	$9,500	$11,198,125

Total				73,972,625

Medical Products 0.88%

Biomet, Inc.†	6.50%	8/1/2020	35,400	37,701,000
Grifols, Inc.	8.25%	2/1/2018	5,100	5,635,500
Hologic, Inc.	6.25%	8/1/2020	9,000	9,618,750
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	7,500	8,156,250
Life Technologies Corp.	6.00%	3/1/2020	5,300	5,954,810
Polymer Group, Inc.	7.75%	2/1/2019	8,000	8,760,000

Total				75,826,310

Metals/Mining (Excluding Steel) 1.54%

Arch Coal, Inc.	7.25%	6/15/2021	16,000	14,440,000
Arch Coal, Inc.	8.75%	8/1/2016	8,000	8,360,000
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021	9,900	10,271,250
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	8,000	8,546,744
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	23,000	24,926,250
Freeport-McMoRan Copper & Gold, Inc.†	3.875%	3/15/2023	11,650	11,707,178
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	14,500	14,268,377
James River Coal Co.	7.875%	4/1/2019	14,225	6,899,125
KGHM International Ltd. (Canada)†(b)	7.75%	6/15/2019	10,000	10,550,000
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018	15,875	14,644,687
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	3,700	3,894,250
Teck Resources Ltd. (Canada) (b)	4.75%	1/15/2022	4,675	4,973,602

Total				133,481,463

Monoline Insurance 0.21%

Fidelity National Financial, Inc.	6.60%	5/15/2017	16,250	18,445,018

Multi-Line Insurance 0.17%

AXA SA (France)†(b)(i)	6.379%	12/31/2049	11,225	11,196,938
ZFS Finance USA Trust V†	6.50%	5/9/2037	3,024	3,250,800

Total				14,447,738

Oil Field Equipment & Services 1.90%

BakerCorp International, Inc.	8.25%	6/1/2019	4,400	4,554,000
Basic Energy Services, Inc.	7.75%	2/15/2019	8,000	8,220,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	17,160,000
FMC Technologies, Inc.	3.45%	10/1/2022	6,475	6,586,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil Field Equipment & Services (continued)

Gulfmark Offshore, Inc.	6.375%	3/15/2022	$16,800	$17,556,000
Hornbeck Offshore Services, Inc.†	5.00%	3/1/2021	12,000	11,940,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	20,000	20,800,000
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	6,023,125
Offshore Group Investment Ltd.†	7.125%	4/1/2023	6,200	6,355,000
Oil States International, Inc.†	5.125%	1/15/2023	6,200	6,215,500
Oil States International, Inc.	6.50%	6/1/2019	16,000	17,200,000
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	3,250	3,485,625
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	2,825	3,029,813
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	21,491,239
SESI LLC	6.375%	5/1/2019	6,700	7,236,000
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	6,600	7,194,000

Total				165,046,445

Oil Refining & Marketing 0.52%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	7,850	8,448,563
Tesoro Corp.	5.375%	10/1/2022	10,000	10,475,000
Tesoro Corp.	9.75%	6/1/2019	15,000	16,987,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	8,525	9,036,500

Total				44,947,563

Packaging 2.41%

AEP Industries, Inc.	8.25%	4/15/2019	15,000	16,387,500
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	9,500	10,568,750
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	46,570	52,158,400
Packaging Dynamics Corp.†	8.75%	2/1/2016	6,525	6,843,094
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,212,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	50,000	52,812,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	8,225	9,037,218
Sealed Air Corp.†	6.875%	7/15/2033	25,000	23,875,000
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,525,000
Tekni-Plex, Inc.†	9.75%	6/1/2019	10,000	11,100,000

Total				208,519,962

Pharmaceuticals 0.52%

Mylan, Inc.†	7.875%	7/15/2020	5,000	5,837,685
Sky Growth Acquisition Corp.†	7.375%	10/15/2020	23,100	24,543,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Pharmaceuticals (continued)

Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico)(b)	7.75%	9/15/2018	$10,000	$10,737,500
Zoetis, Inc.†	1.875%	2/1/2018	4,000	4,030,420

Total				45,149,355

Printing & Publishing 0.15%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	12,593,438

Property & Casualty 0.25%

Liberty Mutual Group, Inc.†	4.95%	5/1/2022	2,725	2,993,472
Liberty Mutual Group, Inc.†(j)	10.75%	6/15/2058	12,000	18,600,000

Total				21,593,472

Railroads 0.30%

Florida East Coast Railway Corp.	8.125%	2/1/2017	20,000	21,550,000
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	4,700	4,858,625

Total				26,408,625

Real Estate Development & Management 0.20%

Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	9,000	9,675,000
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	7,200	7,420,846

Total				17,095,846

Real Estate Investment Trusts 1.62%

Camden Property Trust	2.95%	12/15/2022	13,000	12,726,142
DDR Corp.	7.875%	9/1/2020	11,000	14,006,608
DuPont Fabros Technology LP	8.50%	12/15/2017	3,525	3,807,000
Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	9,600	11,027,981
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	12,000	14,059,944
Health Care REIT, Inc.	4.95%	1/15/2021	11,700	13,028,629
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	11,840,070
Kilroy Realty LP	3.80%	1/15/2023	12,230	12,551,074
ProLogis LP(k)	6.875%	3/15/2020	21,000	25,806,774
ProLogis LP	8.65%	5/15/2016	9,168	9,873,150
Washington Real Estate Investment Trust	3.95%	10/15/2022	11,675	11,917,501

Total				140,644,873

Restaurants 0.16%

DineEquity, Inc.	9.50%	10/30/2018	8,000	9,160,000
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016	4,380	4,774,200

Total				13,934,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Software/Services 3.80%

Alliance Data Systems Corp.†	6.375%	4/1/2020	$53,000	$57,372,500
Ceridian Corp.†	11.00%	3/15/2021	2,700	2,909,250
Ceridian Corp.	11.25%	11/15/2015	5,750	5,965,625
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	19,425	19,786,752
First Data Corp.†	8.25%	1/15/2021	27,000	28,215,000
First Data Corp.†(h)	10.625%	6/15/2021	15,600	15,853,500
First Data Corp.	11.25%	3/31/2016	6,500	6,565,000
First Data Corp.†	11.25%	1/15/2021	14,325	14,969,625
First Data Corp.	12.625%	1/15/2021	32,500	35,384,375
Infor US, Inc.	9.375%	4/1/2019	10,000	11,387,500
NeuStar, Inc.†	4.50%	1/15/2023	6,800	6,528,000
Nuance Communications, Inc.†	5.375%	8/15/2020	20,825	21,189,437
SERENA Software, Inc.	10.375%	3/15/2016	6,099	6,220,980
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	20,000	22,400,000
SRA International, Inc.	11.00%	10/1/2019	7,475	7,886,125
SunGard Data Systems, Inc.†	6.625%	11/1/2019	30,000	31,125,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	14,000	15,050,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,641,375
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,781,250

Total				329,231,294

Specialty Retail 2.54%

Brookstone Co., Inc.†	13.00%	10/15/2014	7,058	7,022,710
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	13,250,000
CDR DB Sub, Inc.†	7.75%	10/15/2020	30,000	30,975,000
Claire’s Stores, Inc.†	6.125%	3/15/2020	7,300	7,519,000
Claire’s Stores, Inc.	8.875%	3/15/2019	425	450,500
Claire’s Stores, Inc.†	9.00%	3/15/2019	9,700	11,009,500
J. Crew Group, Inc.	8.125%	3/1/2019	14,000	15,120,000
Limited Brands, Inc.	7.00%	5/1/2020	15,000	17,475,000
Limited Brands, Inc.	7.60%	7/15/2037	7,500	8,109,375
Limited Brands, Inc.	8.50%	6/15/2019	12,500	15,406,250
Michaels Stores, Inc.	7.75%	11/1/2018	7,400	8,121,500
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	10,000	11,075,000
QVC, Inc.†	4.375%	3/15/2023	7,750	7,850,456
QVC, Inc.†	7.375%	10/15/2020	17,500	19,387,357
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	7,700	8,075,375
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	22,250	24,057,812
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	14,000	14,857,500

Total				219,762,335

Steel Producers/Products 0.73%

Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	16,203,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Steel Producers/Products (continued)

Allegheny Technologies, Inc.	9.375%	6/1/2019	$10,200	$13,147,321
ArcelorMittal (Luxembourg)(b)	6.00%	3/1/2021	6,000	6,318,090
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	8,000	7,720,000
Essar Steel Algoma, Inc. (Canada)†(b)	9.875%	6/15/2015	10,000	8,200,000
JMC Steel Group†	8.25%	3/15/2018	11,050	11,768,250

Total				63,356,969

Support: Services 2.44%

Ashtead Capital, Inc.†	6.50%	7/15/2022	3,600	3,928,500
Avis Budget Car Rental	9.625%	3/15/2018	15,340	17,391,878
Avis Budget Car Rental	9.75%	3/15/2020	5,500	6,517,555
Corrections Corp. of America†(h)	4.125%	4/1/2020	6,600	6,756,750
DigitalGlobe, Inc.†	5.25%	2/1/2021	17,500	17,456,250
FTI Consulting, Inc.†	6.00%	11/15/2022	9,300	9,881,250
FTI Consulting, Inc.	6.75%	10/1/2020	14,350	15,605,625
Hertz Corp. (The)	5.875%	10/15/2020	2,100	2,226,000
Hertz Corp. (The)	7.50%	10/15/2018	25,000	27,718,750
Iron Mountain, Inc.	5.75%	8/15/2024	15,000	15,056,250
Iron Mountain, Inc.	7.75%	10/1/2019	10,400	11,609,000
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	12,417,188
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	12,400	13,702,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	10,700	12,171,250
Sotheby’s†	5.25%	10/1/2022	20,000	20,300,000
United Rentals North America, Inc.	6.125%	6/15/2023	7,000	7,525,000
United Rentals North America, Inc.	7.625%	4/15/2022	10,000	11,225,000

Total				211,488,246

Telecommunications Equipment 0.44%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	10,000	7,750,000
CommScope, Inc.†	8.25%	1/15/2019	20,000	21,800,000
SES (Luxembourg)†(b)(h)	3.60%	4/4/2023	8,600	8,617,678

Total				38,167,678

Telecommunications: Integrated/Services 3.51%

CenturyLink, Inc.	6.15%	9/15/2019	17,200	18,256,269
CenturyLink, Inc.	6.45%	6/15/2021	30,000	31,850,760
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	18,006,250
Equinix, Inc.	4.875%	4/1/2020	1,050	1,063,125
Equinix, Inc.	5.375%	4/1/2023	3,950	4,019,125
Equinix, Inc.	7.00%	7/15/2021	12,150	13,532,062
Frontier Communications Corp.	7.125%	1/15/2023	3,950	4,014,188
Frontier Communications Corp.(h)	7.625%	4/15/2024	7,800	8,043,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Integrated/Services (continued)

Frontier Communications Corp.	9.25%	7/1/2021	$7,275	$8,384,437
GCI, Inc.	6.75%	6/1/2021	7,725	7,280,813
Hellas II (Luxembourg)†(b)(c)	Zero Coupon	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	31,590,625
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	23,250	25,981,875
Intelsat Luxembourg SA (Luxembourg)†(b)(h)	6.75%	6/1/2018	2,900	3,001,500
Intelsat Luxembourg SA (Luxembourg)†(b)(h)	7.75%	6/1/2021	13,100	13,362,000
Intelsat Luxembourg SA (Luxembourg)†(b)(h)	8.125%	6/1/2023	7,300	7,446,000
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017	21,927	23,379,664
MasTec, Inc.	4.875%	3/15/2023	11,000	10,917,500
Sable International Finance Ltd.†	8.75%	2/1/2020	12,500	14,187,500
Telefonica Emisiones SAU (Spain)(b)	7.045%	6/20/2036	6,000	6,470,994
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	9,532	9,984,770
Windstream Corp.	7.00%	3/15/2019	30,250	31,044,062
Windstream Corp.	7.50%	4/1/2023	12,000	12,780,000

Total				304,598,769

Telecommunications: Wireless 4.60%

American Tower Corp.	3.50%	1/31/2023	7,800	7,752,061
American Tower Corp.	4.70%	3/15/2022	12,500	13,609,750
CC Holdings GS V LLC†	3.849%	4/15/2023	15,310	15,456,180
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	10,000	10,806,250
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,000	2,810,000
Cricket Communications, Inc.	7.75%	10/15/2020	29,000	29,072,500
Crown Castle International Corp.	5.25%	1/15/2023	4,825	4,927,531
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	18,432	20,689,920
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	16,500	17,407,500
MetroPCS Wireless, Inc.	6.625%	11/15/2020	15,000	15,731,250
MetroPCS Wireless, Inc.	7.875%	9/1/2018	20,000	21,950,000
NII Capital Corp.	7.625%	4/1/2021	3,500	2,537,500
NII Capital Corp.	8.875%	12/15/2019	15,000	11,362,500
NII Capital Corp.	10.00%	8/15/2016	12,000	10,830,000
SBA Telecommunications, Inc.†	5.75%	7/15/2020	7,000	7,306,250
SBA Telecommunications, Inc.	8.25%	8/15/2019	6,500	7,198,750
Sprint Capital Corp.	6.90%	5/1/2019	50,000	55,125,000
Sprint Nextel Corp.†	7.00%	3/1/2020	15,500	18,096,250
Sprint Nextel Corp.	7.00%	8/15/2020	23,600	26,078,000
Sprint Nextel Corp.	9.125%	3/1/2017	20,000	23,750,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	11,450	12,537,750
ViaSat, Inc.	6.875%	6/15/2020	10,000	10,775,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	8,550	9,597,375
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	8,500	8,893,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless (continued)

Wind Acquisition Finance SA (Italy)†(b)	11.75%		7/15/2017	$32,000	$34,080,000

Total					398,380,442

Theaters & Entertainment 0.56%

Cinemark USA, Inc.	8.625%		6/15/2019	10,000	11,087,500
Lions Gate Entertainment, Inc.†	10.25%		11/1/2016	14,450	15,840,813
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	20,000	21,850,000

Total					48,778,313

Transportation (Excluding Air/Rail) 0.55%

Asciano Finance Ltd. (Australia)†(b)	4.625%		9/23/2020	9,750	10,364,084
Commercial Barge Line Co.	12.50%		7/15/2017	9,500	10,366,875
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	13,000	13,780,000
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%		5/11/2017	12,500	13,403,875

Total					47,914,834

Total High Yield Corporate Bonds (cost $6,584,040,426)					7,031,080,544

MUNICIPAL BOND 0.20%

Other Revenue

NYC Indus Dev Agy, NY† (cost $12,000,000)	11.00%		3/1/2029	12,000	16,918,440

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.14%

Morgan Stanley Capital I 2011-C1† (cost $11,309,161)	5.42%	#	9/15/2047	11,000	12,404,562

	Dividend Rate			Shares (000)

PREFERRED STOCKS 0.46%

Agency/Government Related 0.02%

Fannie Mae*	8.25%			481	1,564,550

Banking 0.36%

GMAC Capital Trust I	8.125%			275	7,480,000
Texas Capital Bancshares, Inc.	6.50%			467	11,788,455
U.S. Bancorp	3.50%			13	12,046,125

Total					31,314,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

Investments	Dividend Rate		Shares (000)	Fair Value

Property & Casualty 0.08%

Allstate Corp. (The)	5.10%		274	$7,179,603

Total Preferred Stocks (cost $46,662,262)				40,058,733

	Exercise Price	Expiration Date

WARRANTS 0.09%

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	1,375,294

Media: Broadcast 0.01%

ION Media Networks, Inc.*(l)	687.00	12/18/2016	2	390,000
ION Media Networks, Inc.*(l)	500.00	12/18/2016	2	691,250

Total				1,081,250

Media: Cable 0.06%

Charter Communications, Inc. *	46.86	11/30/2014	84	4,939,583

Total Warrants (cost $11,220,352)				7,396,127

Total Long-Term Investments (cost $8,029,203,579)				8,574,338,948

			Principal Amount (000)

SHORT-TERM INVESTMENT 0.43%

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $37,440,000 of U.S. Treasury Note at 2.00% due 11/30/2013; value: $38,142,000 proceeds: $37,391,029 (cost $37,390,988)			$37,391	37,390,988

Total Investments in Securities 99.35% (cost $8,066,594,567)				8,611,729,936

Cash and Other Assets in Excess of Liabilities(m) 0.65%				56,332,216

Net Assets 100.00%				$8,668,062,152

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 28, 2013

~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at March 28, 2013.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at March 28, 2013.

(e)	Floating Rate Loan included as a Level 3 investment in the fair value hierarchy table located in Note 2(h). Total Floating Rate Loans included in Level 3 amounted to $13,857,346.
(f)	Security is perpetual in nature and has no stated maturity.
(g)

Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.

(h)	Securities purchased on a when-issued basis (See Note 2(f)).
(i)

Debenture pays interest at an annual fixed rate of 6.379% through December 14, 2036. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.25% through December 14, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 14, 2036.

(j)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(k)	Security has been partially segregated to cover margin requirements for open futures contracts as of March 28, 2013.
(l)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at March 28, 2013

Warrant	April 15, 2011	1,950	$4,318,663	$200.00
Warrant	April 15, 2011	1,975	5,785,009	350.00

(m)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and open futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 28, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

euro	Sell	J.P. Morgan	6/11/2013	15,930,000	$21,469,849	$20,429,919	$1,039,930

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

British pound	Sell	Goldman Sachs	6/24/2013	4,777,000	$7,223,875	$7,255,335	$(31,460)

Open Futures Contracts at March 28, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	June 2013	650	Short	$(85,789,844)	$(259,718)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)

Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)

Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)

When-Issued or Forward Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Schedule of Investments (unaudited)(continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 28, 2013, the Fund had the following unfunded loan commitments:

Security Name	Par Value

Constellation Brands, Inc. Bridge Term Loan	$23,000,000
Diamond Foods, Inc. Revolver	1,743,570
Milacron LLC - Bridge Term Loan	25,000,000

Total	$49,743,570

(i)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1		Level 2		Level 3		Total

Common Stocks	$369,656,364	(1)	$—		$—		$369,656,364
Convertible Bonds	—		549,951,630		—		549,951,630
Convertible Preferred Stocks	175,550,590		52,351,944	(2)	—		227,902,534
Floating Rate Loans**	—		241,985,174		13,857,346		255,842,520
Foreign Bonds	—		42,822,698		—		42,822,698
Foreign Government Obligations	—		20,304,796		—		20,304,796
High Yield Corporate Bonds	—		7,031,075,294		5,250	(3)	7,031,080,544
Municipal Bond	—		16,918,440		—		16,918,440
Non-Agency Commercial Mortgage-Backed Securities	—		12,404,562		—		12,404,562
Preferred Stocks	28,012,608	(4)	12,046,125	(5)	—		40,058,733
Warrants	6,314,877		—		1,081,250	(6)	7,396,127
Repurchase Agreement	—		37,390,988		—		37,390,988

Total	$579,534,439		$8,017,251,651		$14,943,846		$8,611,729,936

Notes to Schedule of Investments (unaudited)(continued)

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Exchange Contracts
Asset	$—	$1,039,930	$—		$1,039,930
Liabilities	—	(31,460)	—		(31,460)
Futures Contracts
Asset	—	—	—		—
Liabilities	(259,718)	—	—		(259,718)
Unfunded Commitments
Asset	—	—	51,854	(7)	51,854
Liabilities	—	—	—		—

Total	$(259,718)	$1,008,470	$51,854		$800,606

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
**

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

(1)

Tribune Co. was categorized as Level 2 on December 31, 2012 due to the use of an observable dealer quotation. This security was listed on the NASDAQ on January 4, 2013. Therefore, as of March 28, 2013, this security was categorized as Level 1 due to the use of an unadjusted quoted market closing price in an active market. Accordingly, $4,017,921 was transferred from Level 2 to Level 1 during the period ended March 28, 2013.

(2)	Convertible Preferred Stocks categorized as Level 2 investments include AMG Capital Trust I, Bunge Ltd. and Cooper-Standard Holdings, Inc. PIK
(3)	Corporate Bonds categorized as Level 3 investments include General Motors Co., Hellas II (Luxembourg) and Washington Mutual Bank.
(4)

Whiting Petroleum Corp. was categorized as Level 2 on December 31, 2012 resulting from limited market trading activity. As of March 28, 2013, this security was categorized as Level 1 due to the use of an unadjusted quoted market closing price in an active market. Accordingly, $396,384 was transferred from Level 2 to Level 1 during the period ended March 28, 2013.

(5)	Preferred Stocks categorized as Level 2 investments include U.S. Bancorp.
(6)	Warrants categorized as Level 3 investments include ION Media Networks, Inc.
(7)	Unfunded Commitments categorized as Level 3 investments include Diamond Foods, Inc. Revolver.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bonds	Warrants	Unfunded Commitments

Balance as of January 1, 2013	$14,455,169	$42,975	$1,081,250	$(13,860)
Accrued discounts/premiums	37,804	—	—	—
Realized gain (loss)	1,439	—	—	—
Change in unrealized appreciation/depreciation	452,699	(37,725)	—	65,714
Purchases	—	—	—	—
Sales	(34,500)	—	—	—
Net transfers in or out of level 3	(1,055,265)	—	—	—

Balance as of March 28, 2013	$13,857,346	$5,250	$1,081,250	$51,854

(j)

Disclosures about Derivative Instruments and Hedging Activities-The Fund entered into forward foreign currency exchange contracts for the period ended March 28, 2013 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Notes to Schedule of Investments (unaudited)(concluded)

The Fund entered into U.S. Treasury futures contracts for the period ended March 28, 2013 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 28, 2013, the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value

Forward Foreign Currency Exchange Contracts	$—	$1,039,930	$1,039,930

Total	$—	$1,039,930	$1,039,930

Liability Derivatives

Forward Foreign Currency Exchange Contracts	$—	$31,460	$31,460
Futures Contracts	259,718	—	259,718

Total	$259,718	$31,460	$291,178

3.	FEDERAL TAX INFORMATION

As of March 28, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,128,471,908

Gross unrealized gain	653,536,729
Gross unrealized loss	(170,278,701)

Net unrealized security gain	$483,258,028

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization and certain securities.

Item 2:      Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:      Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By: /s/Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: May 20, 2013

By: /s/Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: May 20, 2013

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: May 20, 2013

By: /s/Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: May 20, 2013